Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Segmented Reporting [Abstract]
Disclosure and detailed information about revenue from segments
As at and for the year ended December 31, 2020

	GK Mine	KNP	Total

Sales	$226,993	$-	$226,993

Cost of sales:

Production costs	153,679	-	153,679

Cost of acquired diamonds	11,088	-	11,088

Depreciation and depletion	63,711	-	63,711

Loss from mine operations	(1,485)	-	(1,485)

Exploration and evaluation expenses	1,076	2,731	3,807

Selling, general and administrative expenses	13,110	43	13,153

Operating loss	(233,037)	(2,774)	(235,811)

Net finance expenses	(39,920)	(77)	(39,997)

Derivative gains	127	-	127

Foreign exchange gains	12,252	-	12,252

Net loss before taxes	$(260,578)	$(2,851)	$(263,429)

Total assets	$424,272	$171,057	$595,329

Total liabilities	$519,074	$2,555	$521,629

As at and for the year ended December 31, 2019

	GK Mine	KNP	Total

Sales	$276,334	$-	$276,334

Cost of sales:

Production costs	152,585	-	152,585

Cost of acquired diamonds	16,081	-	16,081

Depreciation and depletion	82,825	-	82,825

Earnings from mine operations	24,843	-	24,843

Impairment loss on property, plant and equipment	115,753	-	115,753

Exploration and evaluation expenses	4,754	4,130	8,884

Selling, general and administrative expenses	13,023	35	13,058

Operating loss	(108,687)	(4,165)	(112,852)

Net finance expenses	(38,635)	(2)	(38,637)

Derivative losses	(1,214)	-	(1,214)

Foreign exchange gains (losses)	20,765	(1)	20,764

Net loss before taxes	$(127,771)	$(4,168)	$(131,939)

Total assets	$651,898	$170,797	$822,695

Total liabilities	$484,270	$2,279	$486,549